Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 15 — Shareholders’ Equity

Hang Feng was established under the laws of Cayman Islands on October 15, 2024 as an exempt company with limited liability and as a wholly owned subsidiary of HF Holdings. The authorized number of ordinary shares is 500,000,000 shares with a par value of US$0.0001, of which 10,000 were issued on incorporation.

On December 30, 2024, Hang Feng issued an aggregate of 3,225 ordinary shares to five investors (each 645 ordinary shares) for an aggregate consideration of US$5,000,000. At the same time, HF Holdings injected US$1,000,000 into Hang Feng without issuing shares.

On February 24, 2025, the Company effected a stock split at a ratio of 1-to-400 by issuing new shares to its shareholders in the same proportion. After retrospective adjustment for stock splits, there were 5,290,000 and 4,000,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively.

On September 15, 2025, the Company closed its initial public offering (“IPO”) of 1,375,000 ordinary shares, par value $0.0001 per share (the “Ordinary Shares”) on the NASDAQ Capital Market. The Ordinary Shares were priced at $4.00 per share, and the offering was conducted on a firm commitment basis. The gross proceeds of the IPO were $5,500,000, before deducting underwriting discounts and commissions and offering expenses. The Ordinary Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “FOFO” on September 12, 2025.

On September 16, 2025, the over-allotment option was exercised in full by the underwriters and the Company issued 206,250 Ordinary Shares, equal to 15% of the total number of the Ordinary Shares sold in the IPO.

After the closing of IPO and over-allotment option being exercised, the Company received a net proceeds of approximately $5.1 million, after deducting the commission and expenses related to the IPO.

On November 8, 2025, the Company filed Form S-8 in order to register 999,750 Ordinary Shares of the Company, par value $0.0001 per share, issuable pursuant to the 2025 Equity Incentive Plan adopted by the board of directors of the Company.

Share-Based Compensation

On November 12, 2025, the Company engaged with four consultants and grant them on November 14, 2025 a total of 999,750 restricted shares unit in exchange of delivery of advisory and consulting services. The vesting schedule is performance-based, with 70% vesting on the fourth quarter of 2025, and the remaining 10%, 10%, and 10% to be vested on the first three quarters of 2026 separately. The market price on grant date was $11.67 per share on November 14, 2025, which was the closing price of the Company’s Ordinary Shares on NASDAQ. This grant resulted in a total share-based compensation of $11,667,083 to be recognized ratably over the requisite service period of one year. On December 2, 2025, four consultants have delivered each of their deliverables for phase 1 with the Company’s satisfaction. On the same day, the Company issued 699,828 Ordinary Shares at the current market price to the four consultants. The Company recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The Company recorded research and development expenses relating to restricted share units of $8,955,908 and nil for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, total unrecognized compensation relating to nonvested shares was $2,711,175, which is expected to be recognized over a weighted average period of 0.75 year.

The Company evaluated the performance conditions associated with the RSU grants and determined that the performance condition for the fourth quarter of 2025 was probable of achievement as of December 2, 2025. This assessment was based on several factors, including (i) confirmation that the project plans and milestones were feasible prior to execution of the consulting agreements, (ii) ongoing communication with the consultants throughout the engagement, and (iii) completion and acceptance of the first-phase deliverables, evidenced by the Company’s execution of a service completion receipt confirming satisfactory performance.

As of December 31, 2025, management evaluated the remaining three tranches and determined that the performance conditions associated with these tranches were probable.

The activity in share-based compensation is set out below:

	Number of restricted share unit outstanding	Weighted average grant date fair value	Aggregate intrinsic value**
Restricted share units outstanding at January 1, 2024	—	—	$—
Forfeited	—	—	—
Restricted share units outstanding at December 31, 2024	—	—	—
Restricted share units outstanding at January 1, 2025	—	—	—
Granted	999,750	11.67	—
Vested*	699,828	11.67	—
Forfeited	—	—	—
Restricted share units outstanding at December 31, 2025	299,922	11.67	$2,900,246

*	Number of shares vested in the first phase represented 70% of the total grant. Based on this percentage, the issuance was initially calculated to be 699,825 shares. Following allocation among the individual recipients, minor rounding adjustments resulted in an aggregate issuance of 699,828 shares. The discrepancy of three shares was solely due to rounding differences and is not considered material to the Company’s total share capital.

**	The intrinsic value of nonvested restricted share units as of December 31, 2025 was calculated using the Company’s closing market price of $9.67 per share on that date.